Loans and advances to customers	12 Months Ended
Dec. 31, 2018
Loans And Advances To Customers Abstract
Loans and advances to customers

10.   Loans and advances to customers

a)Detail

The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

	Million of euros
	2018 (*)	2017	2016

Financial assets held for trading (**)	202	8,815	9,504
Non-trading financial assets mandatorily at fair value through profit or loss	1,881
Financial assets designated at fair value through profit or loss	21,915	20,475	17,596
Financial assets at fair value through other comprehensive income	1,601
Financial assets at amortised cost	857,322
Loans and receivables	—	819,625	763,370
Of which:
Impairment losses	(23,307)	(23,934)	(24,393)
	882,921	848,915	790,470
Loans and advances to customers disregarding impairment losses	906,228	872,849	814,863

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)  The decrease reflects the run-down of UK's trading business due to the banking reform (Ring-fencing).

Note 51 contains a detail of the residual maturity periods of financial assets at amortised cost (IFRS9) and loans and receivables (IAS39) and of the related average interest rates.

Note 54 shows the Group’s total exposure, by origin of the issuer.

There are no loans and advances to customers for material amounts without fixed maturity dates.

b)Breakdown

Following is a breakdown, by loan type and status, geographical area of residence and interest rate formula, of the loans and advances to customers of the Group, which reflect the Group’s exposure to credit risk in its core business, disregarding impairment losses:

	Million of euros
	2018	2017	2016

Loan type and status:
Commercial credit	33,301	29,287	23,894
Secured loans	478,068	473,936	454,677
Reverse repurchase agreements	32,310	18,864	16,609
Other term loans	265,696	257,441	232,288
Finance leases	30,758	28,511	25,357
Receivable on demand	8,794	6,721	8,102
Credit cards receivables	23,083	21,809	21,363
Impaired assets	34,218	36,280	32,573
	906,228	872,849	814,863
Geographical area:
Spain	215,764	227,446	161,372
European Union (excluding Spain)	411,550	390,536	379,666
United States and Puerto Rico	89,325	75,777	87,318
Other OECD countries	82,607	74,463	74,157
Latin America (non-OECD)	87,406	88,302	93,207
Rest of the world	19,576	16,325	19,143
	906,228	872,849	814,863
Interest rate formula:
Fixed rate	497,365	447,788	417,448
Floating rate	408,863	425,061	397,415
	906,228	872,849	814,863

At December 31, 2018, 2017 and 2016 the Group had granted loans amounting to EUR 13,615, 16,470 and 14,127 million to Spanish public sector agencies which had a rating at December 31, 2018 of A (ratings of BBB at December 31, 2017 and 2016), and EUR 10,952,  18,577 and 16,483 million to the public sector in other countries (at December 31, 2018, the breakdown of this amount by issuer rating was as follows: 13.8% AAA, 12.2% AA, 3.2% A, 58.3% BBB and 12.5% below BBB).

Without considering the Public Administrations, the amount of the loans and advances at December 31, 2018 amounts to EUR 881,661 million, of which, EUR 847,443 million euros are classified as performing.

The above-mentioned ratings were obtained by converting the internal ratings awarded to customers by the Group (See Note 54) into the external ratings classification established by Standard & Poor’s, in order to make them more readily comparable.

Following is a detail, by activity, of the loans to customers at December 31, 2018, net of impairment losses:

	Million of euros
			Secured loans
			Net exposure		Loan-to-value ratio (***)
						More than	More than	More than
						40% and	60% and	80% and
			Of which:	Of which:	Less than	less than	less than	less than
		Without	property	other	or equal	or equal to	or equal to	or equal to	More than
	Total	collateral	collateral	collateral	to 40%	60%	80%	100%	100%
Public sector	22,659	21,480	279	900	114	86	125	699	155
Other financial institutions (financial business activity)	53,155	15,929	864	36,362	684	388	196	35,663	295
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	301,975	173,482	68,555	59,938	24,752	21,090	17,244	38,514	26,893
Of which:
Construction and property development	24,641	1,884	20,855	1,902	8,300	6,224	4,208	2,126	1,899
Civil engineering construction	3,248	1,803	525	920	138	306	157	368	476
Large companies	156,666	104,023	18,949	33,694	5,766	6,671	6,657	19,022	14,527
SMEs and individual entrepreneurs	117,420	65,772	28,226	23,422	10,548	7,889	6,222	16,998	9,991
Households – other (broken down by purpose)	487,695	115,997	321,119	50,579	83,889	104,266	103,496	46,296	33,751
Of which:
Residential	314,017	1,682	311,513	822	77,643	97,815	98,240	32,361	6,276
Consumer loans	156,116	109,810	2,387	43,919	3,406	4,709	3,225	8,766	26,200
Other purposes	17,562	4,505	7,219	5,838	2,840	1,742	2,031	5,169	1,275
Total (*)	865,484	326,888	390,817	147,779	109,439	125,830	121,061	121,172	61,094
Memorandum item
Refinanced and restructured transactions (**)	30,527	6,278	14,032	10,217	3,328	3,422	3,210	3,541	10,748

(*)     In addition, the Group has granted advances to customers amounting to EUR 17,437 million, bringing the total of loans and advances to EUR 882,921 million.

(**)   Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.

(***) The ratio is the carrying amount of the transactions at December 31, 2018 provided by the latest available appraisal value of the collateral.

Note 54 contains information relating to the restructured/refinanced loan book.

Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” under IFRS9 during 2018:

	Millions of euros
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	746,654	60,304	35,477	842,435
Movements
Transfers
Transfer to Stage 2 from Stage 1	(31,234)	31,234		—
Transfer to Stage 3 from Stage 1	(3,980)		3,980	—
Transfer to Stage 3 from Stage 2		(13,998)	13,998	—
Transfer to Stage 1 from Stage 2	21,795	(21,795)		—
Transfer to Stage 2 from Stage 3		4,103	(4,103)	—
Transfer to Stage 1 from Stage 3	835		(835)	—
Net changes on financial assets	79,727	(5,265)	(1,997)	72,465
Write-offs	—	—	(12,673)	(12,673)
Exchange differences and others	(17,968)	(2,400)	(386)	(20,754)
Loss allowance as of December 31, 2018	795,829	52,183	33,461	881,473

At December 31, 2018, the Group had EUR 757 million (January 1, 2018: EUR 803 million) in purchased credit-impaired assets, which relate mainly to the business combinations carried out by the Group.

c)Impairment losses on loans and advances to customers at amortised cost and at fair value through other comprehensive income

The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

	Million of euros
	2018	2017	2016
Balance at beginning of the year (*)	25,936	24,393	26,517
Impairment losses charged to income for the year	10,501	10,513	10,734
Of which:
Impairment losses charged to profit or loss	17,850	19,006	17,081
Impairment losses reversed with a credit to profit or loss	(7,349)	(8,493)	(6,347)
Change of perimeter	—	—	(136)
Write-off of impaired balances against recorded impairment allowance	(12,673)	(13,522)	(12,758)
Exchange differences and other changes (**)	(457)	2,550	36
Balance at end of the year	23,307	23,934	24,393
Which correspond to:
Impaired assets	14,906	16,207	15,331
Other assets	8,401	7,727	9,062
Of which:
Individually calculated	4,905	5,311	6,097
Collective calculated	18,402	18,623	18,296

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)  In 2017, mainly includes the balances from the acquisition of Banco Popular Español, S.A.U.

In addition, provisions for debt securities amounting to EUR 43 million (December 31, 2017: EUR 348 million; December 31, 2016: EUR 405 million) and written-off assets recoveries have been recorded in the year amounting to EUR 1,558 million. (December 31, 2017: EUR 1,620 million; December 31, 2016: EUR 1,582 million). With this, the impairment recorded in Financial assets at amortised cost amounts EUR 8,986 million (December 31, 2017: EUR 9,241 million; December 31, 2016: EUR 9,557 million).

Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" under IFRS9 during 2018:

	Millions of euros
	Stage 1	Stage 2	Stage 3	Total
Loss allowance as of January 1, 2018	4,350	5,079	16,507	25,936
Transfers
Transfer from Stage 2 to Stage 1	(1,173)	3,854		2,681
Transfer from Stage 3 to Stage 1	(279)		1,264	985
Transfer from Stage 3 to Stage 2		(1,971)	4,529	2,558
Transfer from Stage 1 to Stage 2	438	(1,656)		(1,218)
Transfer from Stage 2 to Stage 3		435	(1,264)	(829)
Transfer from Stage 1 to Stage 3	84		(173)	(89)
Net changes of the exposure and modifications in the credit risk	304	(961)	7,070	6,413
Write-offs	—	—	(12,673)	(12,673)
FX and other movements	(66)	(37)	(354)	(457)
Carrying amount as of December 31, 2018	3,658	4,743	14,906	23,307

d)Impaired assets and assets with unpaid past-due amounts

The detail of the changes in the balance of the financial assets classified as Financial assets at amortised cost – Customers (IFRS9) and Loans and receivables - Loans and advances to customers (IAS39) considered to be impaired due to credit risk is as follows:

	Million of euros
	2018	2017	2016

Balance at beginning of year	36,280	32,573	36,133
Net additions	10,821	8,409	7,393
Written-off assets	(12,673)	(13,522)	(12,758)
Changes in the scope of consolidation	177	9,618	661
Exchange differences and other	(387)	(798)	1,144
Balance at end of year	34,218	36,280	32,573

This amount, after deducting the related allowances, represents the Group’s best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.

At December 31, 2018, the Group’s written-off assets totalled EUR 47,751 million (December 31, 2017: EUR 43,508 million; December 31, 2016: EUR 40,473 million).

Following is a detail of the financial assets classified as Financial assets at amortised cost (IFRS9) and Loans and receivables to costumers (IFRS39) and considered to be impaired due to credit risk at December 31, 2018, classified by geographical location of risk and by age of the oldest past-due amount:

	Million of euros
	With no	With balances past due by
	past-due
	balances or
	less than
	90 days	90 to 180	180 to 270	270 days	More than
	past due	days	days	to 1 year	1 year	Total

Spain	5,671	780	551	656	8,724	16,382
European Union (excluding Spain)	2,940	1,213	577	519	2,662	7,911
United States and Puerto Rico	1,906	531	30	31	178	2,676
Other OECD countries	1,414	498	143	162	520	2,737
Latin America (non-OECD)	1,221	1,145	782	561	803	4,512
	13,152	4,167	2,083	1,929	12,887	34,218

The detail at December 31, 2017 is as follows:

	Million of euros
	With no	With balances past due by
	past-due
	balances or
	less than
	90 days	90 to 180	180 to 270	270 days	More than
	past due	days	days	to 1 year	1 year	Total

Spain	6,012	938	793	814	9,643	18,200
European Union (excluding Spain)	2,023	1,526	811	558	3,829	8,747
United States and Puerto Rico	1,221	641	42	50	192	2,146
Other OECD countries	1,523	563	166	128	378	2,758
Latin America (non-OECD)	945	1,309	709	578	888	4,429
	11,724	4,977	2,521	2,128	14,930	36,280

The detail at December 31, 2016 is as follows:

	Million of euros
	With no	With balances past due by
	past-due
	balances or
	less than
	90 days	90 to 180	180 to 270	270 days	More than
	past due	days	days	to 1 year	1 year	Total

Spain	4,845	508	360	625	7,009	13,347
European Union (excluding Spain)	2,648	1,783	877	654	3,262	9,224
United States and Puerto Rico	805	833	38	61	242	1,979
Other OECD countries	1,601	481	145	158	474	2,859
Latin America (non-OECD)	1,242	1,059	1,131	677	1,055	5,164
	11,141	4,664	2,551	2,175	12,042	32,573

Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at December 31, 2018:

	Million of euros
			Estimated
	Gross	Allowance	collateral
	amount	recognised	value(*)

Without associated real collateral	13,250	(8,636)	—
With real estate collateral	16,228	(4,408)	11,653
With other collateral	4,740	(1,862)	1,913
Total	34,218	(14,906)	13,566

(*)   Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.

When classifying assets in the previous table, the main factors considered by the Group to determine whether an asset has become impaired are the existence of amounts past due -assets impaired due to arrears- or other circumstances may be arise which will not result in all contractual cash flow being recovered, such as a deterioration of the borrower’s financial situation, the worsening of its capacity to generate funds or difficulties experienced by it in accessing credit.

Past-due amounts receivable

In addition, at December 31, 2018, there were assets with amounts receivable that were past due by 90 days or less, the detail of which, by age of the oldest past-due amount, is as follows:

	Million of euros
	Less than1	1 to 2	2 to 3
	month	months	months

Loans and advances to customers	2,023	629	617
Of which Public Sector	5	—	—
Total	2,023	629	617

e)Securitisation

Loans and advances to customers includes, inter alia, the securitised loans transferred to third parties on which the Group has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable accounting standards, cannot be derecognised. The breakdown of the securitised loans, by type of original financial instrument, and of the securitised loans derecognised because the stipulated requirements were met (See Note 2.e) is shown below. Note 22 details the liabilities associated with these securitisation transactions.

	Million of euros
	2018	2017	2016

Derecognised	47	241	477
Of which
Securitised mortgage assets (*)	47	241	477

Retained on the balance sheet	88,767	91,208	100,675
Of which
Securitised mortgage assets	33,900	36,844	44,311
Of which: UK assets	13,519	15,694	20,969
Other securitised assets	54,867	54,364	56,364
Total	88,814	91,449	101,152

(*)    Of which EUR 35 million correspond to the amount of Multifamily loans of Santander Bank, National Association.

Securitisation is used as a tool for the management of regulatory capital and as a means of diversifying the Group's liquidity sources. In 2018, 2017 and 2016 the Group did not derecognise any of the securitisations performed, and the balance shown as derecognised for those years relates to securitisations performed in prior years.

The loans derecognised include assets of Santander Bank, National Association amounting to approximately EUR 35 million at December 31, 2018 (December 31, 2017: EUR 113 million; December 31, 2016: EUR 324 million) that were sold, prior to this company’s inclusion in the Group, on the secondary market for multifamily loans, and over which control was transferred and substantially all the associated risks and rewards were not retained.

The loans retained on the face of the balance sheet include the loans associated with securitisations in which the Group retains a subordinated debt and/or grants any manner of credit enhancements to the new holders.

The loans transferred through securitisation are mainly mortgage loans, loans to companies and consumer loans.